COMMITMENTS AND CONTINGENCIES (Details 1) ¥ in Thousands	Sep. 30, 2016 CNY (¥)
2017	¥ 1,642
2018	654
2019	470
2020	457
Thereafter	3,468
Operating Leases, Future Minimum Payments Due	¥ 6,691